Subsequent Events (Details) - USD ($)				3 Months Ended
	Apr. 29, 2019	Apr. 25, 2019	Apr. 24, 2019	Mar. 31, 2019
Subsequent Event [Line Items]
Impairment of intangible assets				$ 0
Amendment to Loan and Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amendment fee	$ 600,000
Sale of UK Subsidiary and Certain Assets [Member] | Loan and Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash proceeds from sale of subsidiary			$ 4,000,000
Payments for principal, interest and fees			$ 1,700,000
Sale of UK Subsidiary and Certain Assets [Member] | Amendment to Loan and Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for principal, interest and fees	1,700,000
Sale of the Japanese Subsidiary and Certain Assets [Member] | Loan and Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash proceeds from sale of subsidiary		$ 3,000,000
Payments for principal, interest and fees		$ 1,400,000
Sale of the Japanese Subsidiary and Certain Assets [Member] | Amendment to Loan and Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments for principal, interest and fees	$ 1,400,000